Benefit Plans (Contributions to Non-Qualified Deferred Compensation Plans) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Foreign Savings Plans | AVX Corporation | Key Employees
Defined Benefit Plan Disclosure [Line Items]
Contributions to the plans	¥ 750	¥ 658	¥ 659